Leases	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Leases	LEASES
This note provides information for leases where the Group is a lessee. For leases where the Group is a lessor, see Notes 11(b) and 11(c).
(a)Right-of-use assets
The movements of right-of-use assets included within "Property and equipment, net" and "Investment properties, net" for the year are as follows:

	Property and equipment, net - Leasehold interests in land	Investment properties, net - Leasehold interests in land	Property and equipment, net - Other	Total Right-of-use assets
	US$ in millions
Cost
At January 1, 2021	$674	$56	$40	$770
Additions	—	—	9	9
Disposals	—	—	(7)	(7)
At December 31, 2021	$674	$56	$42	$772

Accumulated depreciation
At January 1, 2021	$(148)	$(14)	$(21)	$(183)
Depreciation	(13)	(1)	(11)	(25)
Disposals	—	—	7	7
At December 31, 2021	$(161)	$(15)	$(25)	$(201)

Carrying amount
At December 31, 2021	$513	$41	$17	$571

Cost
At January 1, 2022	$674	$56	$42	$772
Adjustments to costs	—	—	(2)	(2)
Disposals	—	—	(2)	(2)
At December 31, 2022	$674	$56	$38	$768

Accumulated depreciation
At January 1, 2022	$(161)	$(15)	$(25)	$(201)
Depreciation	(14)	(1)	(6)	(21)
Disposals	—	—	2	2
At December 31, 2022	$(175)	$(16)	$(29)	$(220)

Carrying amount
At December 31, 2022	$499	$40	$9	$548

The Group received land concessions from the Macao government to build on the sites on which Sands Macao, The Venetian Macao, The Plaza Macao, The Londoner Macao and The Parisian Macao are located. The Group does not own these land sites; however, the land concessions, which have an initial term of 25 years and are renewable at the Group’s option, in accordance with Macao laws, grant the Group exclusive use of the land. As specified in the land concessions, the Group is required to pay premiums for each parcel as well as annual rent for the term of the land concessions, which may be revised every five years by the Macao government. The initial land lease premiums for all parcels have been fully paid for. The Group anticipates a useful life of 50 years related to these land concessions.
(b)Lease liabilities
The lease liabilities included within borrowings are as follows:

	December 31,
	2022	2021
	US$ in millions
Current liabilities - Borrowings	$14	$17
Non-current liabilities - Borrowings	118	124
Total Lease liabilities	$132	$141
The weighted average effective interest rate of lease liabilities as at December 31, 2022 and 2021 were 5.0% and 4.8%, respectively. The maturity analysis of the lease liabilities is presented in Note 28(a)(iii).
(c)Amounts recognized in the consolidated income statement

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Depreciation charge of right-of-use assets:
Property and equipment, net - Leasehold interests in land	$14	$13	$13
Property and equipment, net - Other	6	11	13
Investment properties, net - Leasehold interests in land	1	1	1
	21	25	27

Interest expense on lease liabilities	8	8	8
Expense relating to short-term leases exempted from recognition	2	1	1
Expense relating to low-value items exempted from recognition	—	—	1
Expense relating to variable lease payments	—	—	1
	$31	$34	$38
The total cash outflow for leases including interest payments for the years ended December 31, 2022, 2021 and 2020 were US$12 million, US$14 million and US$15 million, respectively, which includes short-term lease payments of US$2 million, US$1 million and US$3 million in total, respectively.
(d)Extension and termination options and residual value guarantee
The Group has leases for various real estate (including leasehold interest in land), vehicles and equipment. The Group’s leases include options to extend the lease term by one month to 10 years. Land concessions in Macao generally have an initial term of 25 years with automatic extensions of 10 years thereafter in accordance with Macao law. The Group anticipates a useful life of 50 years related to the land concessions in Macao. Termination options are included in property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of the termination options held are exercisable only by the Group and not by the respective lessor.
The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.